CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Assets:
Cash and due from banks	¥ 1,904,238	¥ 2,292,295
Interest-bearing deposits in other banks	66,262,045	71,143,684
Call loans and funds sold	961,411	776,183
Receivables under resale agreements	29,283,331	28,108,779
Receivables under securities borrowing transactions	1,939,145	2,078,216
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥12,701,161 million at March 31, 2025 and ¥15,798,532 million at September 30, 2025)	42,131,074	37,598,099
Investments (Note 3):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥2,055,780 million at March 31, 2025 and ¥1,694,136 million at September 30, 2025), net of allowance	18,190,034	15,058,617
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥4,067,125 million at March 31, 2025 and ¥249,018 million at September 30, 2025)	4,170,859	4,185,763
Equity securities	5,071,220	4,518,745
Other investments	1,026,995	1,000,589
Loans (Notes 4 and 5)	100,385,696	99,257,363
Allowance for credit losses on loans	(579,036)	(816,374)
Loans, net of allowance	99,806,659	98,440,989
Premises and equipment-net	1,820,238	1,813,678
Due from customers on acceptances	370,581	273,944
Accrued income	677,373	672,897
Goodwill	208,550	163,593
Intangible assets	31,730	35,472
Deferred tax assets	278,577	345,179
Other assets (Note 6)	7,713,747	8,234,429
Total assets	281,847,808	276,741,152
Liabilities and equity:
Noninterest-bearing deposits	30,286,058	31,705,002
Interest-bearing deposits	95,544,829	95,654,717
Noninterest-bearing deposits	2,471,087	2,642,727
Interest-bearing deposits	46,831,867	43,788,236
Due to trust accounts	359,611	303,396
Call money and funds purchased	3,185,386	2,745,165
Payables under repurchase agreements (Note 19)	35,925,607	38,395,079
Payables under securities lending transactions (Note 19)	2,138,599	1,674,727
Other short-term borrowings (including liabilities accounted for at fair value of ¥244,157 million at March 31, 2025 and ¥34,108 million at September 30, 2025) (Note17)	4,473,327	5,537,351
Trading account liabilities	22,746,268	21,207,668
Bank acceptances outstanding	370,581	273,944
Income taxes payable	145,663	133,218
Deferred tax liabilities	39,058	36,677
Accrued expenses	599,734	570,845
Long-term debt (including liabilities accounted for at fair value of ¥3,764,171 million at March 31, 2025 and ¥4,495,178 million at September 30, 2025) (Note 17)	17,972,227	14,914,120
Other liabilities (Note 6)	7,652,089	6,608,355
Total liabilities	270,741,990	266,191,227
Commitments and contingencies (Note 14)
MHFG shareholders' equity:
Common stock (Note 7)-no par value, authorized 4,800,000,000 shares, and issued 2,513,757,794 shares at March 31, 2025, and 2,489,848,594 shares at September 30, 2025	5,765,609	5,799,003
Retained earnings	3,903,619	3,343,695
Accumulated other comprehensive income (loss), net of tax (Note 8)	896,220	931,779
Less: Treasury stock, at cost-Common stock 4,233,302 shares at March 31, 2025, and 4,339,630 shares at September 30, 2025	(11,320)	(9,462)
Total MHFG shareholders' equity	10,554,128	10,065,015
Noncontrolling interests	551,689	484,909
Total equity	11,105,818	10,549,924
Total liabilities and equity	281,847,808	276,741,152
Consolidated VIEs
Assets:
Cash and due from banks	4,923	6,054
Interest-bearing deposits in other banks	70,766	65,453
Call loans and funds sold	154,291	87,741
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥12,701,161 million at March 31, 2025 and ¥15,798,532 million at September 30, 2025)	2,748,108	2,304,908
Investments (Note 3):
Investments	211,878	207,895
Loans, net of allowance	8,963,211	8,654,827
Other assets (Note 6)	480,371	483,525
Total assets	12,633,547	11,810,404
Liabilities and equity:
Payables under securities lending transactions (Note 19)	106,898	70,338
Other short-term borrowings (including liabilities accounted for at fair value of ¥244,157 million at March 31, 2025 and ¥34,108 million at September 30, 2025) (Note17)	291,736	401,275
Trading account liabilities	48,235	8,026
Long-term debt (including liabilities accounted for at fair value of ¥3,764,171 million at March 31, 2025 and ¥4,495,178 million at September 30, 2025) (Note 17)	2,270,867	1,968,740
Other liabilities (Note 6)	1,367,142	1,017,893
Total liabilities	¥ 4,084,878	¥ 3,466,272